CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, allowance of doubtful accounts | ¥	¥ 3,630	¥ 1,148
Treasury stock, shares		2,330,620
Ordinary shares Class A
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	96,588,106	96,588,106
Common stock, shares outstanding	95,034,624	94,148,486
Ordinary shares Class B
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	72,000,000	72,000,000
Common stock, shares outstanding	72,000,000	72,000,000